Earnings Per Share (Computation Of Basic And Diluted Earnings Per Common Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Numerator: Basic [Abstract]
Net earnings (loss) attributable to common shareholders, Continuing operations	$ 1,250	$ (2,125)	$ (2,772)	$ (5,299)
Net earnings (loss) attributable to common shareholders, Discontinued operations	287	3,720	(586)	2,272
NET EARNINGS (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	1,537	1,595	(3,358)	(3,027)
Numerator: Diluted [Abstract]
Net earnings (loss) attributable to common shareholders, Continuing operations	1,250	(2,125)	(2,772)	(5,299)
Preferred C dividend	469	0	0	0
Derivative Liability change in fair market value	(2,137)	0	0	0
Total continuing operations	(418)	(2,125)	(2,772)	(5,299)
Net earnings (loss) attributable to common shareholders, Discontinued operations	287	3,720	(586)	2,272
Net earnings (loss) attributable to common shareholders - total diluted	$ (131)	$ 1,595	$ (3,358)	$ (3,027)
Denominator [Abstract]
Weighted average number of common shares-basic	2,889,147	2,884,356	2,888,386	2,884,080
Weighted average number of common shares-diluted	6,639,350	2,884,356	2,888,386	2,884,080
Basic and Diluted Earnings Per Common Share: Net earnings (loss) attributable to common shareholders per weighted average common share:
Continuing operations - Basic	$ 0.43	$ (0.74)	$ (0.96)	$ (1.84)
Discontinued operations - Basic	$ 0.10	$ 1.29	$ (0.20)	$ 0.79
Total - Basic EPS	$ 0.53	$ 0.55	$ (1.16)	$ (1.05)
Continuing operations - Diluted	$ (0.06)	$ (0.74)	$ (0.96)	$ (1.84)
Discontinued operations - Diluted	$ 0.04	$ 1.29	$ (0.20)	$ 0.79
Total - Diluted EPS	$ (0.02)	$ 0.55	$ (1.16)	$ (1.05)